INCOME TAX	12 Months Ended
Dec. 31, 2017
INCOME TAX
INCOME TAX

NOTE 13 - INCOME TAX:

a.   Taxation of the Company in Israel

1)   Measurement of results for tax purposes

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company’s taxable income or loss is calculated in U.S. dollars.

The results of the Company are measured for tax purposes in accordance with Accounting Principles Generally Accepted in Israel (Israeli GAAP). These financial statements are prepared in accordance with IFRS. The differences between IFRS and Israeli GAAP, both on an annual and a cumulative basis cause differences between taxable results and the results reflected in these financial statements.

2)   Tax rates

The net income of the Company is subject to the Israeli corporate tax rate. Israeli corporate tax rates for 2016 and 2015 were 25% and 26.5%, respectively.

On December 22, 2016, the Israeli Budgetary Law for 2017 and 2018 was approved to, among other changes, reduce the corporate tax rate to 24% for 2017 and 23% for 2018 and thereafter.

b.   U.S. subsidiary

The subsidiary incorporated in the U.S is taxed under U.S. tax laws. Accordingly, the applicable corporate tax rate in 2017 is 34%. On December 22, 2017, the Tax Cuts and Jobs Act (the “2017 Act”) was enacted and the applicable tax rate was reduced to 21% from 2018 and thereafter.

As a general rule, inter-company transactions between the Israel-resident Company and its U.S-resident subsidiary are subject to the reporting provisions of the Income Tax Regulations, section 85-A, 2006.

c.   Carry forward losses

As of December 31, 2017, the Company had net operating losses carried forward (“NOLs”) of approximately $76 million. Under Israeli tax laws, carry forward tax losses have no expiration date. As of December 31, 2017, the U.S. subsidiary had net operating losses carried forward of approximately $10 million.

Under U.S. tax laws, for NOLs arising after December 31, 2017, the 2017 Act limits a taxpayer’s ability to utilize NOL carryforwards to 80% of taxable income. In addition, NOLs arising after 2017 can be carried forward indefinitely, but carryback is generally prohibited. NOLs generated in tax years beginning before January 1, 2018 will not be subject to the foregoing taxable income limitation and will continue to have a two-year carryback and twenty-year carryforward period.

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.  The Company has not created deferred taxes on its carryforward losses since their utilization is not expected in the foreseeable future.

d.   Deductible temporary differences

The amount of cumulative deductible temporary differences, other than carryforward losses (as mentioned in c. above), for which deferred tax assets have not been recognized in the Statements of Financial Position as of December 31, 2017 and 2016, were $28 million and $29 million, respectively. These temporary differences have no expiration dates.

e.   Tax assessments

The Company has not been assessed for tax purposes since its incorporation. The Company’s tax assessments for 2012 are therefore considered final.